ENTITY WIDE DISCLOSURES (Customers Who Accounted For Over 10% Of The Total Consolidated Revenues) (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Revenue [Member]
Product Information [Line Items]
Customer A - Sales of manufactured products	10.80%	12.10%	11.90%	16.00%	14.60%